FOREIGN EXCHANGE POSITION (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Foreign Exchange Position Details [Abstract]
Fair value as of the balance sheet date of foreign currency total assets	€ 33,578,343	€ 29,678,928	€ 31,173,624
Fair value as of the balance sheet date of foreign currency total liabilities	€ 26,121,234	€ 22,768,716	€ 23,830,041